Vanguard® Mid-Cap Growth Fund
Schedule of Investments (unaudited)
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.9%)
Communication Services (5.8%)
*	Pinterest Inc. Class A	1,253,731	40,057
*	Take-Two Interactive Software Inc.	217,055	32,673
*	Trade Desk Inc. Class A	344,510	30,965
*	Liberty Media Corp. - Liberty Formula One Class C	345,897	27,973
*	Spotify Technology SA	58,455	20,105
*	Match Group Inc.	517,183	19,725
			171,498
Consumer Discretionary (11.4%)
	Ross Stores Inc.	379,349	54,334
*	DraftKings Inc. Class A	1,293,395	47,791
*	On Holding AG Class A	781,155	32,355
*	O'Reilly Automotive Inc.	28,172	31,731
*	Burlington Stores Inc.	115,644	30,105
*	Mattel Inc.	1,238,445	23,890
*	Bright Horizons Family Solutions Inc.	188,796	22,703
*	Chipotle Mexican Grill Inc.	404,296	21,961
	Domino's Pizza Inc.	47,514	20,369
*,1	Mobileye Global Inc. Class A	824,507	17,315
	BorgWarner Inc. (XNYS)	384,372	13,572
*	Caesars Entertainment Inc.	255,845	10,221
	Lithia Motors Inc.	34,615	9,565
	Tractor Supply Co.	10,242	2,697
			338,609
Consumer Staples (2.1%)
*	Freshpet Inc.	213,330	25,962
*	e.l.f. Beauty Inc.	110,218	19,021
	Dollar General Corp.	154,056	18,547
			63,530
Energy (3.1%)
	Cheniere Energy Inc.	292,724	53,463
	Permian Resources Corp.	1,469,608	22,544
	Coterra Energy Inc.	640,215	16,517
			92,524
Financials (11.2%)
	Ares Management Corp. Class A	366,939	56,215
	Apollo Global Management Inc.	404,548	50,694
	Tradeweb Markets Inc. Class A	445,168	49,716
	KKR & Co. Inc.	357,452	44,128
	Nasdaq Inc.	573,896	38,841
	Aon plc Class A (XNYS)	56,796	18,658
	MSCI Inc.	33,864	18,312
	Carlyle Group Inc.	356,650	17,740
*	Block Inc. (XNYS)	234,754	14,527
*	Coinbase Global Inc. Class A	60,217	13,510
	Global Payments Inc.	107,229	10,899
			333,240
Health Care (17.1%)
*	Veeva Systems Inc. Class A	365,905	70,228
*	Alnylam Pharmaceuticals Inc.	174,996	41,555
*	Inspire Medical Systems Inc.	268,289	37,842
*	Align Technology Inc.	157,647	36,555
*	Natera Inc.	316,240	32,380
*	IDEXX Laboratories Inc.	59,188	28,181
	Agilent Technologies Inc.	196,092	27,727
*	ICON plc	81,723	26,841
*	Exact Sciences Corp.	553,456	25,282
	Alcon Inc.	246,951	23,213
	STERIS plc	95,458	22,792

Vanguard® Mid-Cap Growth Fund
		Shares	Market Value ($000)
*	Mettler-Toledo International Inc.	14,305	21,758
*	Hologic Inc.	264,987	21,626
	Humana Inc.	49,325	17,837
*	Repligen Corp.	96,393	16,131
	ResMed Inc.	62,011	13,224
*	DexCom Inc.	170,897	11,590
*	Avantor Inc.	354,922	9,494
	GE Healthcare Inc.	101,982	8,631
*	BioMarin Pharmaceutical Inc.	101,188	8,533
	Teleflex Inc.	31,922	7,052
			508,472
Industrials (17.2%)
	BWX Technologies Inc.	624,593	62,141
*	Clean Harbors Inc.	210,040	50,143
	FTAI Aviation Ltd.	429,024	47,815
*	Builders FirstSource Inc.	284,113	47,552
*	XPO Inc.	337,572	38,784
*	Axon Enterprise Inc.	128,398	38,521
	L3Harris Technologies Inc.	126,939	28,801
*	Beacon Roofing Supply Inc.	266,570	27,403
	KBR Inc.	409,620	27,277
	Quanta Services Inc.	88,937	23,602
	TransUnion	229,926	20,753
	Equifax Inc.	59,144	16,523
	Cintas Corp.	20,600	15,737
	JB Hunt Transport Services Inc.	88,741	15,365
	Knight-Swift Transportation Holdings Inc.	273,884	14,907
	Waste Connections Inc. (XTSE)	83,555	14,854
*	Trex Co. Inc.	128,570	10,752
	Stanley Black & Decker Inc.	100,331	10,597
			511,527
Information Technology (24.6%)
	Monolithic Power Systems Inc.	94,302	81,391
	CDW Corp.	267,236	58,287
*	Gartner Inc.	114,452	57,362
*	HubSpot Inc.	95,649	47,540
	Marvell Technology Inc.	680,525	45,582
*	MongoDB Inc.	163,789	41,334
*	Fair Isaac Corp.	24,083	38,533
*	Palantir Technologies Inc. Class A	1,170,215	31,467
*	PTC Inc.	174,647	31,061
*	Arista Networks Inc.	88,203	30,567
*	Aspen Technology Inc.	157,356	29,575
*	EPAM Systems Inc.	129,420	27,842
*	Guidewire Software Inc.	175,730	26,372
	Cognizant Technology Solutions Corp. Class A	340,349	25,758
*	Silicon Laboratories Inc.	206,105	24,759
*	Coherent Corp.	332,736	23,185
	KLA Corp.	22,803	18,768
	Amphenol Corp. Class A	251,400	16,155
*	Datadog Inc. Class A	119,795	13,949
*	Fortinet Inc.	239,130	13,879
*	Palo Alto Networks Inc.	30,549	9,920
*	Crowdstrike Holdings Inc. Class A	38,322	8,889
*	Lattice Semiconductor Corp.	136,350	7,226
*	Bill Holdings Inc.	131,518	6,571
*	Twilio Inc. Class A	110,700	6,546
	Cognex Corp.	104,487	5,185
*	Elastic NV	43,247	4,743
			732,446
Materials (2.4%)
	Eagle Materials Inc.	115,566	31,469
*	ATI Inc.	415,634	28,142
*	Summit Materials Inc. Class A	297,095	12,413
			72,024
Real Estate (2.0%)
	SBA Communications Corp.	151,698	33,304
*	CoStar Group Inc.	213,417	16,651

Vanguard® Mid-Cap Growth Fund
		Shares	Market Value ($000)
	First Industrial Realty Trust Inc.	191,248	10,465
			60,420
Total Common Stocks (Cost $2,182,011)			2,884,290
Temporary Cash Investments (3.9%)
Money Market Fund (3.9%)
[2,3]	Vanguard Market Liquidity Fund, 5.390% (Cost $114,345)	1,143,644	114,353
Total Investments (100.8%) (Cost $2,296,356)			2,998,643
Other Assets and Liabilities—Net (-0.8%)			(23,147)
Net Assets (100%)			2,975,496
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $12,130,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $12,130,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2024	202	56,136	(126)
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At July 31, 2024, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.